Fair Value of Financial Assets and Liabilities - Schedule of Fair value of Liability Measured Using Level 3 Inputs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Beginning balance, warrant liabilities	$ 100
Change in fair value of warrant liability	300	$ (413)
Reclassification of warrant liability	$ (400)
Ending balance, warrant liabilities		$ 100